Prepayment and Deposit (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Prepayment And Deposit
Schedule of prepaid expense

	May 31, 2022	February 28, 2022
	(unaudited)
Telecommunication Products & Services
Deposit Paid / Prepayment	$2,475,727	$2,396,550
Deposit received	—	—
Net Prepaid expenses for Telecommunication Products & Services	$2,475,727	$2,396,550
Others prepayment	271,564	369,256
Prepayment and deposit	$2,747,291	$2,765,806

	May 31, 2022	February 28, 2022
	(unaudited)
SMS & MMS Business
Deposit Paid / Prepayment	$96,460	$565,536
Deposit received	-	-
Net Prepaid expenses for SMS	$96,460	$565,536
Others prepayment	—	—
Prepayment and deposit	$96,460	$565,536

	February 28, 2022	February 28, 2021

Telecommunication Products & Services
Deposit Paid / Prepayment	$2,396,550	$333,646
Deposit received	—	—
Net Prepaid expenses for Telecommunication Products & Services	$2,396,550	$333,646
Others prepayment	369,256	143,288
Prepayment and deposit	$2,765,806	$476,934

	February 28, 2022	February 29, 2020

SMS & MMS Business
Deposit Paid / Prepayment	$565,536	$169,443
Deposit received
Net Prepaid expenses for SMS	$565,536	$169,443
Others prepayment	—	—
Prepayment and deposit	$565,536	$169,443